Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
December 20, 2010
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab U.S. Broad Market ETFTM	Schwab International Equity ETFTM
Schwab U.S. Large-Cap ETFTM	Schwab International Small-Cap Equity ETFTM
Schwab U.S. Large-Cap Growth ETFTM	Schwab Emerging Markets ETFTM
Schwab U.S. Large-Cap Value ETFTM	Schwab U.S. REIT ETFTM
Schwab U.S. Mid-Cap ETFTM
Schwab U.S. Small-Cap ETFTM
Post-Effective Amendment No. 6

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated December 17, 2010, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,

/s/ David Lekich David Lekich Vice President Charles Schwab Investment Management, Inc.